Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Statements of Comprehensive Income
Net Income	$ 133,006	$ 116,808	$ 138,454
Other comprehensive (loss) / income, net of tax
Net change in unrealized (losses) / gains on cash flow hedges		(1,468)	424
Other comprehensive (loss) / income, net of tax		(1,468)	424
Comprehensive Income	$ 133,006	$ 115,340	$ 138,878